Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Summary of Provisions by Type
16 Provisions

Provisions by type
	2019	2018
Reorganisation provisions	385	613
Other provisions	303	399
	688	1,011

Summary of Changes in Reorganisation Provisions
Reorganisation provisions

Changes in reorganisation provisions
	2019	2018
Opening balance	613	1,097
Additions	56	53
Unused amounts reversed	–49	–49
Utilised	–234	–487
Other changes	–0	–2
Closing balance	385	613

Summary of Changes in Other Provisions
Other provisions

Changes in other provisions
	Litigation		Other		Total
	2019	2018	2019	2018	2019	2018
Opening balance	165	365	234	251	399	616
Effect of change in accounting policies			7	11	7	11
Additions	74	59	46	35	120	95
Interest			–5	1	–5	1
Unused amounts reversed	–31	–76	–38	–37	–68	–113
Utilised	–104	–186	–12	–28	–116	–214
Exchange rate differences	–1	–4	–0	1	–1	–3
Other changes	–0	6	–31	–0	–31	6
Closing balance	102	165	201	234	303	399